Total Invested Assets and Related Net Investment Income - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / square_foot	Dec. 31, 2019 CAD ($)
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Derivative liabilities	$ 1,744,000,000	$ 2,040,000,000
Net ineffectiveness on fair value hedges	(1,000,000)	(1,000,000)
Financial assets	$ 168,785,000,000	$ 152,785,000,000
Repurchase agreement interest rate	0.37%	1.81%
Financial assets, at fair value	$ 175,070,000,000	$ 156,591,000,000
Carrying value of securities lent	2,208,000,000	1,850,000,000
Level 3
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial liabilities, at fair value	1,233,000,000	972,000,000
Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	49,946,000,000	48,222,000,000
Financial assets, at fair value	56,231,000,000	52,028,000,000
Asset-backed securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	$ 8,805,000,000	8,402,000,000
Mortgages: | Level 3
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Risk-adjusted spreads	20 years
Asset-Backed Securities In Principal Reinvestment Account
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	$ 145,000,000	124,000,000
Financial assets | Level 3
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	12,327,000,000	10,170,000,000
Securitized mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,781,000,000	1,587,000,000
Financial assets, at fair value	1,873,000,000	1,592,000,000
Cash And Cash Equivalents In Principal Reinvestment Account
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Transferred Assets
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets, at fair value	2,208,000,000	1,850,000,000
Securities lending
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Carrying value of securities lent	1,974,000,000	2,006,000,000
Collateral associated with securities lending
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Carrying value of securities lent	$ 2,063,000,000	2,128,000,000
Loans | Level 3
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Risk-adjusted spreads	10 years
Bottom of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Repurchase agreement maturity period	7 days
Top of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Repurchase agreement maturity period	365 days
Weighted average
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Repurchase agreement maturity period	86 days
Securitized mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial liabilities	$ 1,912,000,000	1,715,000,000
Financial liabilities, at fair value	2,032,000,000	1,734,000,000
Fair value through profit or loss | Asset-backed securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	6,742,000,000	5,568,000,000
Fair value through profit or loss | Financial assets | Level 2
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	43,904,000,000	41,858,000,000
Measured at fair value
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Derivative liabilities	$ 1,744,000,000	$ 2,040,000,000
Discounted cash flow | Bottom of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Rental growth rate (per annum)	0.00%
Long-term vacancy rate	2.00%
Discount rate	4.00%
Terminal capitalization rate	4.25%
Discounted cash flow | Top of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Rental growth rate (per annum)	3.00%
Long-term vacancy rate	10.00%
Discount rate	10.25%
Terminal capitalization rate	8.75%
Discounted cash flow | Retail and office properties | Bottom of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | $ / square_foot	12.00
Discounted cash flow | Retail and office properties | Top of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | $ / square_foot	76.00
Discounted cash flow | Industrial properties | Bottom of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | $ / square_foot	3.00
Discounted cash flow | Industrial properties | Top of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | $ / square_foot	21.50
Discounted cash flow | Investment property
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Expected return period	10 years
Scenario, Forecast
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Reclassification adjustments on cash flow hedges, before tax	$ 6,000,000